1
Comstock Capital Value Fund
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 70.9%
Aerospace and Defense  — 0.8%
2,000 Spirit AeroSystems Holdings Inc., Cl. A† ... $ 77,200
Automotive: Parts and Accessories  — 0.2%
1,000 Garrett Motion Inc. ................................... 13,620
Broadcasting  — 1.6%
1,000 Sinclair Inc. .............................................. 15,100
2,093 Sirius XM Holdings Inc. ............................ 48,715
4,500 TEGNA Inc. .............................................. 91,485
155,300
Business Services  — 4.8%
5,500 Alight Inc., Cl. A ....................................... 17,930
5,000 EQV Ventures Acquisition Corp. II, Cl. A† .. 49,750
250 McGrath RentCorp ................................... 29,325
8,500 Soulpower Acquisition Corp., Cl. A† .......... 89,590
500 Verint Systems Inc.† ................................ 10,125
3,500 WNS Holdings Ltd.† ................................. 266,945
463,665
Computer Software and Services  — 4.7%
10,500 Informatica Inc., Cl. A† ............................. 260,820
5,000 Integral Ad Science Holding Corp.† ........... 50,850
500 PROS Holdings Inc.† ................................ 11,455
2,500 Sapiens International Corp. NV ................. 107,500
2,500 Vimeo Inc.† .............................................. 19,375
450,000
Diversified Industrial  — 7.8%
2,000 Chart Industries Inc.† ............................... 400,300
5,000 Churchill Capital Corp. IX† ........................ 52,400
1,000 CSX Corp. ................................................ 35,510
2,000 Dayforce Inc.† .......................................... 137,780
2,500 Drugs Made In America Acquisition II
Corp.† .................................................. 24,863
1,250 Stratasys Ltd.† ......................................... 14,000
16,000 TELUS International CDA Inc.† .................. 71,680
500 WillScot Holdings Corp. ............................ 10,555
747,088
Energy and Utilities  — 6.0%
4,000 ALLETE Inc. ............................................. 265,600
2,500 DMC Global Inc.† ..................................... 21,125
5,000 TXNM Energy Inc. .................................... 282,750
569,475
Entertainment  — 3.1%
3,000 Brightstar Lottery plc ................................ 51,750
250 Electronic Arts Inc. ................................... 50,425
2,000 Endeavor Group Holdings Inc., Cl. A ......... 55,000
400 Liberty Media Corp.-Liberty Live, Cl. C† .... 38,788
1,000 Manchester United plc, Cl. A† ................... 15,140
17,000 WideOpenWest Inc.† ................................ 87,720
298,823
Shares
Market
Value
Financial Services  — 8.1%
3,500 Air Lease Corp. ......................................... $ 222,775
500 Aspen Insurance Holdings Ltd., Cl. A† ....... 18,355
16,000 AvidXchange Holdings Inc.† ..................... 159,200
750 Brighthouse Financial Inc.† ....................... 39,810
1,500 Cannae Holdings Inc. ................................ 27,465
5,000 Cantaloupe Inc.† ...................................... 52,850
1,000 CoreCard Corp.† ....................................... 26,920
5,000 GSR III Acquisition Corp.† ........................ 51,800
4,000 International Money Express Inc.† ............ 55,880
2,500 NET Lease Office Properties, REIT ............. 74,150
5,000 Soho House & Co. Inc.† ........................... 44,250
773,455
Food and Beverage  — 6.0%
2,000 Calavo Growers Inc. ................................. 51,480
6,000 Kellanova ................................................. 492,120
1,250 Lifeway Foods Inc.† .................................. 34,700
578,300
Health Care  — 12.8%
9,000 89bio Inc.† ............................................... 132,300
4,000 Cross Country Healthcare Inc.† ................. 56,800
1,000 CureVac NV† ............................................ 5,390
14,000 Cyteir Therapeutics Inc., Escrow†(a) ......... 0
500 Cytokinetics Inc.† ..................................... 27,480
1,750 Merus NV† ............................................... 164,762
1,000 Performant Healthcare Inc.† ..................... 7,730
500 Premier Inc., Cl. A .................................... 13,900
5,500 scPharmaceuticals Inc.† ........................... 31,185
3,000 STAAR Surgical Co.† ................................ 80,610
1,000 Surgery Partners Inc.† ............................. 21,640
2,500 SurModics Inc.† ....................................... 74,725
61 Third Harmonic Bio Inc.† .......................... 2
1,000 Tourmaline Bio Inc.† ................................. 47,830
4,500 Verona Pharma plc, ADR† ........................ 480,195
4,500 Zimvie Inc.† ............................................. 85,230
1,229,779
Hotels and Gaming  — 0.7%
1,500 Atlanta Braves Holdings Inc., Cl. C† .......... 62,385
Metals and Mining  — 1.5%
12,000 MAC Copper Ltd.† .................................... 146,520
Real Estate  — 4.7%
6,000 City Office REIT Inc. ................................. 41,760
24,000 Copper Property CTL Pass Through Trust .. 297,840
1,500 Elme Communities, REIT .......................... 25,290
5,000 Paramount Group Inc., REIT† ................... 32,700
10,000 Seritage Growth Properties, Cl. A† ............ 42,500
750 Star Holdings† ......................................... 6,172
446,262

Comstock Capital Value Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail  — 2.3%
2,500 Albertsons Companies Inc., Cl. A .............. $ 43,775
2,500 Big 5 Sporting Goods Corp.† .................... 3,600
5,500 Potbelly Corp.† ........................................ 93,720
5,000 Skechers USA Inc., Cl. A† ......................... 81,300
222,395
Semiconductors  — 0.5%
150 Norfolk Southern Corp. ............................. 45,062
Telecommunications  — 5.0%
1,250 Anterix Inc.† ............................................ 26,837
10,500 Frontier Communications Parent Inc.† ...... 392,175
1,000 Meridianlink Inc.† ..................................... 19,930
1,000 Telephone and Data Systems Inc. .............. 39,240
478,182
Transportation  — 0.3%
3,000 Cool Co. Ltd. ............................................ 28,500
TOTAL COMMON STOCKS .................. 6,786,011
CLOSED-END FUNDS  — 0.4%
30,000 Altaba Inc., Escrow† ................................. 40,500
RIGHTS  — 0.8%
Business Services  — 0.0%
2,000 Resolute Forest Products Inc., CVR† ......... 3,000
8,500 Soulpower Acquisition Corp., expire
12/31/49† ............................................. 1,615
4,615
Computer Software and Services  — 0.1%
1,000 Gen Digital Inc., CVR† .............................. 6,970
Financial Services  — 0.1%
928 GSR III Acquisition Corp., expire
11/08/29† ............................................. 7,888
375 Pershing Square Tontine Holdings Ltd.,
expire 09/29/33† ................................... 112
8,000
Health Care  — 0.4%
500 ABIOMED Inc., CVR† ................................ 800
6,000 Akouos Inc., CVR† ................................... 3,000
1,000 Albireo Pharma Inc., CVR† ....................... 2,250
2,500 Alimera Sciences Inc., CVR† ..................... 25
5,000 Blueprint Medicines Corp., CVR† .............. 2,000
11,500 Cargo Therapeutics Inc., CVR† ................. 115
Shares
Market
Value
16,500 Checkpoint Therapeutics Inc., CVR† .......... $ 1,650
3,000 Chinook Therapeutics Inc., CVR† .............. 600
10,000 Concert Pharmaceuticals Inc., CVR† ......... 3,000
5,000 Epizyme Inc., CVR† .................................. 100
2,250 Fusion Pharmaceuticals Inc., CVR† ........... 1,125
7,500 Gracell Biotechnologies Inc., CVR† ........... 300
6,500 Icosavax Inc., CVR† ................................. 1,950
5,000 iTeos Therapeutics Inc., CVR† ................... 515
1,750 Mirati Therapeutics Inc., CVR† .................. 875
500 Opiant Pharmaceuticals Inc., CVR† ........... 250
1,000 Optinose Inc., CVR† ................................. 500
22,000 Paragon 28 Inc., CVR† ............................. 1,100
6,500 Paratek Pharmaceuticals Inc., CVR† .......... 130
9,500 Regulus Therapeutics Inc, CVR† ............... 9,500
12,000 Sage Therapeutics Inc., CVR† ................... 1,800
6,800 Verve Therapeutics Inc., CVR† .................. 3,400
18,000 Vigil Neuroscience Inc., CVR† ................... 900
35,885
Retail  — 0.2%
41,000 Walgreens Boots Alliance Inc., CVR† ........ 20,500
TOTAL RIGHTS ............................... 75,970
WARRANTS  — 0.0%
Business Services  — 0.0%
1,666 EQV Ventures Acquisition Corp. II, expire
06/30/31† ............................................. 400
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 27.9%
$ 2,686,000 U.S. Treasury Bills,
3.900% to 4.274%††,
10/23/25 to 12/26/25 ............................ 2,673,382
TOTAL INVESTMENTS — 100.0%
(Cost $9,407,442) ................................. $ 9,576,263
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust